Income Tax	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Income Tax
14.	INCOME TAX
The major components of income tax expense for the years ended December 31, 2022, 2021 and 2020 are:

	2022	2021	2020
Current income tax expense	(1,103)	(58)	(111)
Deferred tax benefit/ (expense)	78	56	(119)

Income tax expense for the year	(1,025)	(2)	(230)

A major part of the Group’s
pre-tax
losses and income tax expenses is generated in Russia.
Pre-tax
gains or losses of the Group’s companies in Cyprus mainly relate to revaluation of financial instruments, interest expense and foreign exchange gains and losses and other items which are generally non-taxable
(non-deductible)
in that jurisdiction. These items affect
pre-tax
loss but do not have any impact on income tax expense.
Below is a reconciliation of theoretical income tax based on the Russian statutory income tax rate of 20% to the actual tax recorded in the consolidated statement of profit or loss and other comprehensive income:

	2022	2021	2020
Loss before income tax	(57,162)	(56,777)	(22,034)
Income tax benefit calculated at Russia’s statutory tax rate 20%	11,432	11,355	4,407
Effect of unrecognized tax assets	(8,976)	(10,227)	(3,669)
Effect of non-deductible expenses in determining taxable profit	(3,520)	(827)	(438)
Effect of tax provision	(582)	—	—
Effect of foreign exchange gain/(loss) that is exempt from taxation	1,307	58	(255)
Effect of tax rates in foreign jurisdiction	(686)	(361)	(275)

Income tax expense for the year	(1,025)	(2)	(230)

Deferred tax assets have not been recognized in respect of tax losses and other deductible temporary differences in the cumulative amounts of 128,027 and 17,233, respectively, as of December 31, 2022, and tax losses and other deductible temporary differences in the amount of 88,289 and 11,894 as of December 31, 2021. The tax losses in the amount of 127,456 do not expire, whereas tax losses of 9 expires within 1 year, 111 within 2 years, 7 within 3 years,
368 within 4 years and
76 within 5 years. Deferred tax assets have not been recognized in respect of tax losses and other deductible temporary differences, because it is not probable that sufficient taxable profit will be available in the foreseeable future against which the Group will be able to utilize the respective benefits.